Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2013
ORGANIZATION AND NATURE OF OPERATIONS [Abstract]
Information of Major Subsidiaries and VIEs

Name of entity	Place and date of incorporation or acquisition	Effective interest held
Controlled entities:
Changyou.com (HK) Limited (“Changyou HK”)	Hong Kong, China, August 13, 2007	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Beijing, China, September 26, 2007	100%
Changyou.com (US), LLC. (“Changyou US”)	Delaware, United States of America, January 26, 2009	100%
Changyou.com (UK) Co., Ltd. (“Changyou UK”)	London, United Kingdom of Great Britain, July 3, 2009	100%
Changyou My Sdn. Bhd (“Changyou Malaysia”)	Kuala Lumpur, Malaysia, September 10, 2009	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Beijing, China, October 29, 2009	100%
Changyou.com Korea Limited (“Changyou Korea”)	Seoul, Korea, January 7, 2010	100%
Beijing Yang Fan Jing He Information Consulting Co., Ltd. (“Yang Fan Jing He”)	Beijing, China, April 22 , 2010	100%
Changyou.com India Private Limited (“Changyou India”)	Maharashtra, India, March 11, 2011	100%
Changyou IT Services Trade Limited (“Changyou Turkey”)	Turkey, September 29, 2011	100%
ICE Entertainment (HK) Limited (“ICE HK”)	Hong Kong, China, acquired on May 28, 2010	100%
ICE Information Technology (Shanghai) Co., Ltd. (“ICE Information”)	Shanghai, China, acquired on May 28, 2010	100%
Shanghai Jing Mao Culture Communication Co., Ltd (“Shanghai Jingmao”)	Shanghai, China, acquired on January 25, 2011	100%
Beijing Changyou Jingmao Film & Culture Communication Co., Ltd. (“Beijing Jingmao”)	Beijing, China, acquired on January 25, 2011	100%
Shanghai Hejin Data Consulting Co., Ltd (“Shanghai Hejin”)	Shanghai, China, acquired on January 25, 2011	100%
Changyou.com Gamepower (HK) Limited (“Gamepower HK”)	Hong Kong, China, September 8, 2011	100%
Changyou.com Webgames (HK) Limited (“Webgames HK”)	Hong Kong, China, September 21, 2011	100%
7Road.com Limited (“7Road Cayman”)	Cayman Islands, incorporated on June 15, 2011	100%
7Road.com HK Limited (“7Road HK”)	Hong Kong, China, incorporated on July 6, 2011	100%
Shenzhen 7Road Network Technologies Co., Ltd. (“7Road Technology”)	Shenzhen, China, incorporated on December 1, 2011	100%
Kylie Enterprises Limited (“Kylie”)	British Virgin Islands, acquired on December 15, 2011	100%
Changyou.com Gamestar (HK) Limited (“Gamestar HK”)	Hong Kong, China, July 12, 2013	100%
Mobogarden Enterprises Limited (“Mobogarden”)	British Virgin Islands, incorporated on September 25, 2013	100%
Heroic Vision Holdings Limited (“Heroic”)	British Virgin Islands, incorporated on October 23, 2013	100%
TalkTalk Limited (“TalkTalk”)	British Virgin Islands, acquired on December 24, 2013	73.5%
RaidCall (HK) Limited (“ RaidCall HK”)	Hong Kong, China, incorporated on November 26, 2013	73.5%
Beijing Changyou RaidCall Internet Technology Co., Ltd.(“Changyou RaidCall”)	Beijing, China, incorporated on December 9, 2013	73.5%

VIEs:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Beijing, China, incorporated on August 23, 2007	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Shanghai, China, acquired on May 28, 2010	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Beijing, China, incorporated on August 5, 2010	100%
Shenzhen 7Road Technology Co., Ltd. (“Shenzhen 7Road”)	Shenzhen, China, acquired on May 11, 2011	100%

Beijing Doyo Internet Technology Co., Ltd.(“Doyo”)	Beijing, China, acquired on November 26, 2013	100%
Beijing Changyou e-pay Co. Ltd. (“Changyou e-pay”)	Beijing, China, incorporated on December 19, 2013	100%